TAXATION (Schedule of Roll-forward of Unrecognized Tax Benefits, Exclusive of Related Interest and Penalties) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
TAXATION
Balance at beginning of year	$ 65,898	$ 78,637	$ 75,434
Increase relating to tax positions			10,574
Decrease relating to expiration of applicable statute of limitations and reversal	(19,195)	(7,064)	(12,534)
Foreign currency translation adjustments	(991)	(5,675)	5,163
Balance at end of year	$ 45,712	$ 65,898	$ 78,637